Schedule of profit on deconsolidation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Profit / (loss) on deconsolidation due to insolvency	€ 1,225	€ 1,846
Total assets [member]
IfrsStatementLineItems [Line Items]
Profit / (loss) on deconsolidation due to insolvency
Total liabilities [member]
IfrsStatementLineItems [Line Items]
Profit / (loss) on deconsolidation due to insolvency	€ 1,225